Schedule of Investments
February 28, 2023 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.75%

Communications Equipment - 0.71%
Lumentum Holdings, Inc. (2)	18,201	979,396

Construction Machinery & Equipment - 14.32%
Manitowoc Co., Inc. (2)	1,051,199	19,878,173

Dental Equipment & Supplies - 3.88%
Envista Holdings Corp. (2)	139,525	5,394,036

Drawing & Insulating of Nonferrous Wire - 1.38%
Belden Inc. (2)2	2,875	242,592
Corning, Inc.	49,250	1,672,038

		1,914,630

Electronic & Other Electrical Equipment (No Computer Equipment) - 7.13%
General Electric Co.	116,925	9,904,717

Fire, Marine & Casulty Insurance - 4.41%
Berkshire Hathaway, Inc. Class B (2)	17,375	5,302,502
Fairfax Financial Holdings, Ltd. (Canada)	1,175	821,419

		6,123,921

General Industrial Machinery & Equipment - 3.32%
ESAB Corp.	78,583	4,608,893

Industrial Instruments For Measurement, Display, and Control - 15.34%
Cognex Corp.	274,600	13,021,532
Danaher Corp.	33,475	8,286,067

		21,307,599

Industrial Trucks, Tractors, Trailers & Stackers - 2.71%
Terex Corp.	63,500	3,759,835

Land Subdividers & Developers (No Cemeteries) - 7.50%
The St. Joe Co.	243,075	10,410,902

Miscellaneous Fabricated Metal Products - 2.33%
Parker Hannifin Corp.	9,200	3,237,020

Motor Vehicle Parts & Accessories - 0.87%
Modine Manufacturing Co. (2)	49,600	1,210,736

National Commerical Banks - 0.10%
Bank of America Corp.	4,225	144,917

Office Furniture - 4.11%
MillerKnoll, Inc.	239,250	5,710,897

Optical Instruments & Lenses - 2.05%
Coherent Corp. (2)	66,125	2,851,971

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.86%
Enovis Corp. (2)	68,858	3,967,598

Printed Circuit Boards - 2.13%
Kimball Electronics, Inc. (2)	118,100	2,953,681

Retail-Catalog & Mail-Order Houses - 0.02%
Amazon.com, Inc. (2)	300	28,269

Retail-Eating Places - 2.12%
Chipotle Mexican Grill, Inc. (2)	1,970	2,937,428

Retail- Home Furniture, Furnishings & Equipment Stores - 2.86%
The Container Store Group, Inc. (2)	913,725	3,974,704

Retail- Variety Stores - 1.45%
Costco Wholesale Corp.	4,150	2,009,347

Services-Business Services, Nec - 1.46%
Global Payments, Inc.	18,075	2,028,015

Services - Prepackaged Software - 1.02%
National Instruments Corp.	41,820	2,112,328
Twilio, Inc. Class A (2)	21,000	1,411,410

		3,523,738

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.85%
Nucor Corp.	15,375	2,574,390

Telephone & Telegraph Apparatus - 1.55%
Ciena Corp. (2)	44,500	2,145,790

Telephone Communications (No Radiotelephone) - 3.91%
Lumen Technologies, Inc. (2)	1,596,625	5,428,525

Textile Mills Products - 1.02%
Interface, Inc.	160,925	1,419,359

Totalizing Fluid Meters & Counting Devices - 3.37%
Vontier Corp.	178,650	4,675,271

Trucking (No Local) - 0.32%
Yellow Corp. (2)	184,775	447,156

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 2.13%
GE HealthCare Technologies Inc. (2)	38,975	2,962,100

Total Common Stock	(Cost $ 98,440,730)	138,513,014

Money Market Registered Investment Companies - 0.19%

Federated Hermes Government Obligation Fund - Institutional Class - 4.40% (3)	268,045	268,045

Total Money Market Registered Investment Companies	(Cost $ 268,045)	268,045

Total Investments - 99.94%	(Cost $ 98,708,775)	138,781,059

Other Assets Less Liabilities - 0.06%		77,166

Total Net Assets - 100.00%		138,858,225

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$138,781,059	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$138,781,059	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at February 28, 2023.